Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Operating Leases
Other information as it relates to the Company’s operating leases is as follows:

	September 30, 2021	December 31, 2020
Weighted-average discount rate - operating leases	2.46%	4.07%
Weighted-average remaining lease term - operating leases	3.42 years	3.99 years

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease cost	$4,736	$4,914	$14,425	$14,568
Variable lease cost	1,370	1,427	3,753	4,463
Sublease income - operating leases	(753)	(996)	(2,366)	(2,947)
Total net lease cost	$5,353	$5,345	$15,812	$16,084

Cash paid for lease obligation			$15,100	$16,250

Other information as it relates to the Company’s operating leases is as follows:

	Year Ended December 31,
	2020	2019
Weighted-average discount rate - operating leases	4.07%	4.08%
Weighted-average remaining lease term - operating leases	3.99 years	4.5 years

	Year Ended December 31,
	2020	2019
Operating lease cost	$19,486	$19,657
Variable lease cost	6,145	5,592
Sublease revenue - operating leases	(3,942)	(3,366)
Total net lease cost	$21,689	$21,883

Cash paid for lease obligation	$21,532	$21,545

Schedule of Operating Lease Maturities
As of September 30, 2021, the maturities of undiscounted operating lease liabilities of the Company are as follows:

Years Ending:	Operating Leases	Sublease Income	Net Minimum Payments
Remainder of 2021	$4,774	$582	$4,192
2022	19,086	194	18,892
2023	13,641	—	13,641
2024	4,380	—	4,380
2025	2,871	—	2,871
Thereafter	5,015	—	5,015
Total minimum lease payments	49,767	$776	$48,991
Less: Imputed Interest	(1,879)
Total lease liabilities	$47,888

As of December 31, 2020, the maturities of the undiscounted operating lease liabilities for which the Company are as follows:

Years Ending:	Operating Leases	Sublease Income	Net Payments
2021	$20,032	$2,509	$17,523
2022	19,635	378	19,257
2023	9,155	188	8,967
2024	4,960	192	4,768
2025	3,462	195	3,267
Thereafter	5,966	334	5,632
Total minimum lease payments	63,210	$3,796	$59,414
Less: Imputed Interest	(4,981)
Total lease liabilities	$58,229